31. Commitments	12 Months Ended
Dec. 31, 2019
Commitments
Commitments

The Company has agreements to manage and maintain its activities, as well as agreements to build new projects aiming at achieving the objectives proposed in its target plan. Below, the main unrecorded committed amounts as of December 31, 2019:

	1 year	1-3 years	3-5 years	More than 5 years	Total
Contractual obligations – Expenses	944,045	2,787,402	1,188,276	3,006,756	7,926,479
Contractual obligations – Investments	2,247,765	2,015,873	745,603	36,611	5,045,852
Total	3,191,810	4,803,275	1,933,879	3,043,367	12,972,331

The main commitment refers to the São Lourenço PPP. See Note 14 (g).